Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,805,561)	$ (1,410,465)	$ (1,295,163)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory write-downs	68,783	128,241	188,268
Depreciation and amortization	216,722	238,599	238,757
Amortization of right-of-use assets	588,969	519,426	509,086
Loss from disposal of property, plant and equipment	7,802	10,889	2,188
Deferred tax expense/(benefit)	545,390	(270,502)	(249,892)
Foreign currency exchange losses/(gains)	360,960	(56,479)	(227,691)
Changes in operating assets and liabilities:
Accounts receivable	(330,965)	267,028	(500,747)
Inventories	(543,130)	130,289	(101,220)
Prepaid expenses and other current assets	(542,610)	412,124	(704,610)
Other non-current assets	(63,336)	257,086	(77,220)
Accounts payable	870,609	(359,764)	563,226
Advance from customers	177,602	(66,537)	22,060
Taxes payable	7,096	(2,971)	(340,992)
Accrued expenses and other current liabilities	(535,246)	(234,550)	(64,258)
Operating lease liabilities	(540,332)	(534,472)	(490,319)
Financing lease liabilities	9,272	3,250	24
Net cash used in operating activities	(4,507,975)	(968,808)	(2,528,503)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(859,118)	(327,801)	(156,999)
Prepayment of equipment and mold model			(3,639,312)
Proceed from disposal of property, plant and equipment	4,118	943
Purchase of land		(519,895)
Purchase of intangible asset	(568,864)	(43,737)	(29,476)
Net cash used in investing activities	(1,423,864)	(890,490)	(3,825,787)
CASH FLOWS FORM FINANCING ACTIVITIES
Repayments of long-term bank loans			(39,853)
Proceeds from issuance of ordinary shares, net of issuance cost	6,340,890		4,665,444
Capital contribution by shareholder			5,000
Payment made for principal portion of financing lease liabilities	(45,580)	(49,345)	(4,322)
Net cash provided by/(used in) financing activities	6,295,310	(49,345)	4,626,269
Effect of exchange rate changes on cash and restricted cash	46,178	(131,648)	(254,847)
Net change in cash and restricted cash	409,649	(2,040,291)	(1,982,868)
Cash and restricted cash, beginning of the year	3,694,456	5,734,747	7,717,615
Cash and restricted cash, end of the year	4,104,105	3,694,456	5,734,747
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax	(1,740)		(859,882)
Cash received from income tax refund	40,004	246,771
Cash paid for interest	(8,771)		(228)
Cash paid for operating lease	(581,553)	(571,159)	(575,014)
Cash paid for finance lease	(45,580)	(49,345)	(4,322)
Supplemental disclosure of non-cash information:
Right-of-use assets obtained in exchange for operating lease liabilities	268,971	192,311	137,617
Purchase of intangible assets included in accrued expenses and other liabilities	(5,069)	(43,103)
Purchase of equipment and molds included in accrued expenses and other liabilities	(626,300)	(11,418)
Cashless exercise of warrants	7,894
Cash, beginning of the year	3,685,043	5,525,430	7,708,310
Restricted cash, beginning of the year	9,413	209,317	9,305
Total cash and restricted cash, beginning of the year	3,694,456	5,734,747	7,717,615
Cash, end of the year	4,093,878	3,685,043	5,525,430
Restricted cash, end of the year	10,227	9,413	209,317
Total cash and restricted cash, end of the year	$ 4,104,105	$ 3,694,456	$ 5,734,747